Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement and Deferred Compensation Plans [Abstract]
Benefit Plans' Assets and Obligations

	As of or For the Years Ended December 31,
	2022	2021	2022	2021
			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$1,126	$1,667	$71	$67
Projected benefit obligation	1,126	1,595	44	79
Funded status	$-	$72	$27	$(12)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$91	$182	$27	$-
Other liabilities	(91)	(110)	-	(12)
Net amount recognized	$-	$72	$27	$(12)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	5.49%	2.76%	5.70%	3.10%
Net periodic benefit cost:
Weighted-average discount rate	2.81%	2.61%	3.73%	2.96%
Expected return on plan assets	5.67%	6.13%	6.50%	6.50%

Fair Value Of Benefit Plan Assets

	As of December 31,
	2022	2021

Fixed maturity securities:
Corporate bonds	$292	$452
U.S. government bonds	196	228
Foreign government bonds	128	191
State and municipal bonds	22	28
Limited partnerships and common and
preferred stock	353	527
Bulk annuity insurance policy	89	150
Cash and invested cash	46	91
Other investments	71	67
Total	$1,197	$1,734

Deferred Compensation Plans Liabilities And Investments

	As of December 31,
	2022	2021
Total liabilities (1)	$686	$841
Investments dedicated to fund liabilities (2)	206	254

(1)Reported in other liabilities on the Consolidated Balance Sheets.

(2)Reported in other assets on the Consolidated Balance Sheets.